Summary Of Significant Accounting Policies (Schedule Of Management Fees) (Details) (Millburn Multi-Markets Trading L.P. [Member], USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 2,947,702		$ 4,385,318
U.S. Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	2,344,823		3,519,872
Cayman Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	177,682		196,024
Cayman SPC Feeder [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	367,859	[1]	574,319	[1]
Other [Member]
Summary Of Significant Accounting Policies [Line Items]
Management Fees	$ 57,338	[2]	$ 95,103	[2]

[1]	For the period from January 1, 2014 through September 30, 2014 and for the year ended December 31, 2013.
[2]	Direct investors in the Partnership